Derivatives - Narrative (Details 3) ¥ in Millions	12 Months Ended
Mar. 31, 2016 JPY (¥)
Derivatives
Net loss in accumulated other comprehensive income expected to be reclassified into earnings within the next 12 months	¥ 714
The maximum length of time over which NIDEC hedged its exposure to variability in future cash flows for forecasted transactions	23 months